Schedule of finance income/(expenses) and foreign exchange gain/(losses), net (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Finance income
Interest income from other parties	€ 35	€ 228
Total finance income	35	228
Finance expense
Interest expense on loans	(2,695)	(3,820)
Interest expense on refund liabilities	(4,812)	(4,104)
Interest expense on lease liabilities	(457)	(419)
Other interest expense	(235)	(88)
Total finance expense	(8,199)	(8,431)
Foreign exchange gain/(losses), net	(10,657)	8,735
Finance income/(expense), net	€ (18,821)	€ 532